DELAWARE GROUP EQUITY FUNDS III

Delaware American Services Fund
Delaware Focused Growth Fund
Delaware Focused Value Fund
(formerly Delaware Research Fund)
Delaware Health Care Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund

(each a "Fund")

Supplement to the Funds'
Statement of Additional Information
dated August 27, 2002

The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections of the Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund: "Performance Information" on page 11; "Purchasing Shares" on page 21; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 32; and "Redemption and Exchange" on page 43. Information throughout the SAI, and specifically in the following sections of the for the Delaware Health Care Fund and Delaware Small Cap Growth Fund: "Performance Information" on page 10; "Purchasing Shares" on page 17; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 26; and "Redemption and Exchange" on page 38.

Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund only

The following paragraphs are added and the average annual total and cumulative total return tables replace the similar tables on pages 12-13 and 16-17. Past performance is not a guarantee of future results:

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year, or 10 year period ending June 30, 2002. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

Average Annual Total Returns

Delaware American Services Fund[1]	1 year ended 6/30/02	Life of Fund
Class A (at offer before taxes)[2,3]	1.17%	18.18%
Class A (at offer after taxes on distributions)[2,3]	1.14%	14.11%
Class A (at offer after taxes on distributions and sale of fund shares)[2,3]	0.74%	12.64%
Class A (at NAV before taxes)[2,3]	7.34%	21.01%
Class B (including CDSC before taxes)[4,5]	2.66%	8.09%
Class B (including CDSC after taxes on distributions)[4,5]	2.63%	8.07%
Class B (including CDSC after taxes on distributions and sale of fund shares)[4,5]	1.66%	6.49%
Class B (excluding CDSC before taxes)[4]	6.66%	9.58%
Class C (including CDSC before taxes)[4]	5.57%	10.37%
Class C (including CDSC after taxes on distributions)[4]	5.53%	10.35%
Class C (including CDSC after taxes on distributions and sale of fund shares)[4]	3.44%	8.32%
Class C (excluding CDSC before taxes)[4]	6.57%	9.51%
Institutional Class (before taxes)[3]	7.73%	21.18%
Institutional Class (after taxes on distributions)[3]	7.70%	17.01%
Institutional Class (after taxes on distributions and sale of fund shares)[3]	4.78%	15.09%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Class A Shares began paying 12b-1 payments on March 1, 2001 and performance prior to that date does not reflect such payments.
3 Commenced operations on December 29, 1999 and date of initial public offering was March 1, 2001.
4 Date of commencement and initial public offer was March 1, 2001.
5 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 27, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.

Average Annual Total Returns

Delaware Focused Growth Fund1	1 year ended 6/30/02	Life of Fund2
Class A (at offer before taxes)	-25.81%	-10.42%
Class A (at offer after taxes on distributions)	-25.97%	-12.64%
Class A (at offer after taxes on distributions and sale of fund shares)	-15.83%	-8.86%
Class A (at NAV before taxes)	-21.30%	-8.28%
Institutional Class (before taxes)	-21.30%	-8.28%
Institutional Class (after taxes on distributions)	-21.47%	-10.55%
Institutional Class (after taxes on distributions and sale of fund shares)	-13.07%	-7.23%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on December 29, 1999.

Average Annual Total Returns1

Delaware Focused Value Fund1	1 year ended 6/30/02	Life of Fund2
Class A (at offer before taxes)	-24.11%	-12.57%
Class A (at offer after taxes on distributions)	-24.48%	-13.24%
Class A (at offer after taxes on distributions and sale of fund shares)	-14.77%	-10.10%
Class A (at NAV before taxes)	-19.48%	-10.48%
Institutional Class (before taxes)	-19.48%	-10.48%
Institutional Class (after taxes on distributions)	-19.88%	-11.16%
Institutional Class (after taxes on distributions and sale of fund shares)	-11.93%	-8.50%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on December 29, 1999.

Average Annual Total Returns

Delaware Technology and Innovation Fund1	1 year ended 6/30/02	Life of Fund2
Class A (at offer before taxes)	-57.76%	-51.88%
Class A (at offer after taxes on distributions)	-57.76%	-51.88%
Class A (at offer after taxes on distributions and sale of fund shares)	-35.47%	-35.91%
Class A (at NAV before taxes)	-57.94%	-51.98%
Class B (including CDSC before taxes)3	-60.41%	-53.14%
Class B (including CDSC after taxes on distributions)3	-60.41%	-53.14%
Class B (including CDSC after taxes on distributions and sale of fund shares)3	-37.09%	-36.58%
Class B (excluding CDSC before taxes)	-58.18%	-52.27%
Class C (including CDSC before taxes)	-59.85%	-52.83%
Class C (including CDSC after taxes on distributions)	-59.85%	-52.83%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-36.75%	-36.40%
Class C (excluding CDSC before taxes)	-58.18%	-52.27%
Institutional Class (before taxes)	-57.76%	-51.88%
Institutional Class (after taxes on distributions)	-57.76%	-51.88%
Institutional Class (after taxes on distributions and sale of fund shares)	-35.47%	-35.91%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on December 29, 1999.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 27, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.

Average Annual Total Returns

Delaware Trend Fund	1 year ended 6/30/02	5 years ended 6/30/02	10 years ended 6/30/02	Life of Fund4
Class A (at offer before taxes)1, 2	-22.85%	7.90%	13.06%	N/A
Class A (at offer after taxes on distributions)1, 2	-22.85%	5.63%	10.26%	N/A
Class A (at offer after taxes on distributions and sale of fund shares)1, 2	-14.03%	6.24%	10.08%	N/A
Class A (at NAV before taxes)1	-18.12%	9.19%	13.3%	N/A
Class B (including CDSC before taxes)3	-21.90%	8.13%	N/A	11.70%
Class B (including CDSC after taxes on distributions)3	-21.90%	5.72%	N/A	9.38%
Class B (including CDSC after taxes on distributions and sale of fund shares)3	-13.45%	6.46%	N/A	9.31%
Class B (excluding CDSC before taxes)	-18.65%	8.42%	N/A	11.70%
Class C (including CDSC before taxes)	-19.52%	8.41%	N/A	9.41%
Class C (including CDSC after taxes on distributions)	-19.52%	6.06%	N/A	6.93%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-11.98%	6.70%	N/A	7.26%
Class C (excluding CDSC before taxes)	-18.70%	8.41%	N/A	9.41%
Institutional Class (before taxes)	-17.90%	9.50%	14.01%	N/A
Institutional Class (after taxes on distributions)	-17.90%	7.23%	11.15%	N/A
Institutional Class (after taxes on distributions and sale of fund shares)	-10.99%	7.57%	10.86%	N/A

1 Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 27, 2002 included an Average Annual Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

Cumulative Total Returns1

Delaware American Services Fund	Class A Shares2, 3 (at Offer)	Class A Shares2, 3 (at NAV)	Institutional Class4	Class B Shares4 (Including Deferred Sales Charge)5	Class B Shares4 (Excluding Deferred Sales Charge)	Class C Shares4 (Including Deferred Sales Charge)	Class C Shares4 (Excluding Deferred Sales Charge)
3 months ended 6/30/02	-11.46%	-6.04%	-5.94%	-9.92%	-6.17%	-7.19%	-6.26%
6 months ended 6/30/02	-4.14%	1.68%	1.77%	-2.69%	1.31%	0.22%	1.22%
9 months ended 6/30/02	11.63%	18.41%	18.59%	13.69%	17.69%	16.71%	17.71%
1 year ended 6/30/02	1.17%	7.34%	7.73%	2.66%	6.66%	5.57%	6.57%
Life of Fund	52.03%	61.33%	61.92%	10.96%	13.02%	12.91%	12.91%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Class A Shares began paying 12b-1 payments on March 1, 2001 and performance prior to that date does not reflect such payments.
3 Commenced operations on December 29, 1999 and date of initial public offering was March 1, 2001.
4 Date of commencement and initial public offer was March 1, 2001.
5 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 27, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.

Cumulative Total Returns1

	Delaware Focused Growth Fund Class A Shares (at Offer)	Delaware Focused Growth Fund Class A Shares (at NAV)	Delaware Focused Growth Fund Institutional Class	Delaware Focused Value Fund Class A Shares (at Offer)	Delaware Focused Value Fund Class A Shares (at NAV)	Delaware Focused Value Fund Institutional Class
3 months ended 6/30/02	-21.09%	-16.31%	-16.31%	-18.05%	-13.05%	-13.05%
6 months ended 6/30/02	-24.48%	-19.89%	-19.89%	-16.60%	-11.54%	-11.54%
9 months ended 6/30/02	-3.16%	9.38%	9.38%	-11.04%	-5.61%	-5.61%
1 year ended 6/30/02	-25.81%	-21.30%	-21.30%	-24.11%	-19.48%	-19.48%
Life of Fund2	-24.12%	-19.48%	-19.48%	-28.61%	-24.24%	-24.24%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on December 29, 1999.

Cumulative Total Returns1

Delaware Technology and Innovation Fund	Class A Shares (at Offer)	Class A Shares (at NAV)	Institutional Class	Class B Shares (Including Deferred Sales Charge)3	Class B Shares (Excluding Deferred Sales Charge)	Class C Shares (Including Deferred Sales Charge)	Class C Shares (Excluding Deferred Sales Charge)
3 months ended 6/30/02	-37.50%	-33.82%	-33.98%	-36.48%	-33.83%	-34.49%	-33.83%
6 months ended 6/30/02	-43.75%	-40.27%	-40.09%	-42.74%	-40.36%	-40.96%	-40.36%
9 months ended 6/30/02	-16.67%	-11.76%	-11.69%	-16.00%	-12.50%	-13.37%	-12.50%
1 year ended 6/30/02	-60.41%	-57.94%	-57.76%	-59.85%	-58.18%	-58.59%	-58.18%
Life of Fund2	-85.03%	-84.12%	-84.00%	-84.78%	-84.35%	-84.35%	-84.35%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on December 29, 1999.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the periods of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 28, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.

Cumulative Total Returns

Delaware Trend Fund	Class A Shares1 (at Offer)2	Class A Shares1 (at NAV)	Institutional Class	Class B Shares (Including Deferred Sales Charge)3	Class B Shares (Excluding Deferred Sales Charge)	Class C Shares (Including Deferred Sales Charge)	Class C Shares (Excluding Deferred Sales Charge)
3 months ended 6/30/02	-14.76%	-9.58%	-9.51%	-13.34%	-9.73%	-10.65%	-9.74%
6 months ended 6/30/02	-16.16%	-11.05%	-10.94%	-14.87%	-11.32%	-12.25%	-11.36%
9 months ended 6/30/02	4.92%	11.29%	11.51%	6.71%	10.71%	9.68%	10.68%
1 year ended 6/30/02	-22.85%	-18.12%	-17.90%	-21.90%	-18.65%	-19.52%	-18.70%
3 years ended 6/30/02	-5.45%	0.33%	1.20%	-3.85%	-1.72%	-1.75%	-1.75%
5 years ended 6/30/02	46.26%	55.18%	57.39%	47.80%	49.81%	49.75%	49.75%
10 years ended 6/30/02	241.36%	262.06%	271.12%	N/A	N/A	N/A	N/A
15 years ended 6/30/02	495.88%	532.47%	548.31%	N/A	N/A	N/A	N/A
Life of Fund4	1788.61%	1904.07%	1954.24%	137.44%	137.44%	80.89%	80.89%

1 Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the periods of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 28, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

Delaware Health Care Fund and Delaware Small Cap Growth Fund only

The following average annual total and cumulative total return tables replace the similar tables on pages 11 and 13. Past performance is not a guarantee of future results:

Average Annual Total Returns1

Delaware Health Care Fund	Class A Shares (at Offer)	Class A Shares (at NAV)	Institutional Class
1 year ended 6/30/02	N/A	N/A	N/A
Life of Fund2	-13.81%	-13.84%	-13.84%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on July 31, 2001.

Average Annual Total Returns1

Delaware Small Cap Growth Fund	Class A Shares (at Offer)	Class A Shares (at NAV)	Institutional Class	Class B Shares (Including Deferred Sales Charge)3	Class B Shares (Excluding Deferred Sales Charge)	Class C Shares (Including Deferred Sales Charge)	Class C Shares (Excluding Deferred Sales Charge)
1 year ended 6/30/02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Life of Fund2	-9.87	-4.35%	-4.24%	-8.52%	-4.71%	-5.66%	-4.71%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes for information regarding expense caps for the Fund. In absence of such waivers, performance would have been affected negatively.
2 Commenced operations on July 31, 2001.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the periods of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated August 28, 2002 included a Cumulative Total Return table with figures calculated using this old schedule.

Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Health Care Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund

The final sentence of the last paragraph under the sections "Purchasing Shares - Contingent Deferred Sales Charge - Class B Shares and Class C Shares" and "Redemption and Exchange - Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value", which states "All investments made during the calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled "Institutional Classes" under the heading "PURCHASING SHARES" is hereby revised by inserting the following language at the end of the paragraph:

"; and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.